Share-Based Compensation	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
8.	Share-Based Compensation
A summary of the Company’s aggregate share-based compensation expense is shown below. Substantially all share-based compensation expense is included in general and administrative expense (income) on the condensed consolidated statements of operations.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Incentive Units	$9,830	$(6,933)	$82,402	$(24,434)
Restricted Share Units	1,794	—	1,794	—

Total share-based compensation expense (income)	$11,624	$(6,933)	$84,196	$(24,434)

Incentive Units
Prior to the Division, our management and employees participated in an equity-based incentive unit plan managed by NDB LLC, the direct parent of the Company. The NDB Incentive Units consisted of time-based awards of profits interest in NDB LLC.
On July 1, 2024, as a result of the Division, holders of NDB Incentive Units received an identical number of Incentive Units consisting of time-based awards of profits interest in LandBridge Holdings. Pursuant to the Division, the Incentive Units held at LandBridge Holdings are the only Incentive Units attributable and allocated to the Company.
The Incentive Units received by the NDB Incentive Unit holders in conjunction with the Division were considered a modification of the awards under ASC 718. As aforementioned, the NDB Incentive Units that previously received liability award accounting are now accounted for as equity awards at LandBridge Holdings. In conjunction with the modification, there was no immediate incremental expense recognized as the fair value of the modified equity awards as the modification date was less than the fair value of the liability awards remeasured immediately prior to modification. As of the modification date, the Incentive Units had $24.2 million of unrecognized share-based compensation expense that will be recognized over a weighted average remaining term of 2.0 years.
The Incentive Units were estimated using a Monte Carlo Simulation with the following inputs to determine the modification date fair value:

Share price at 7/1/2024	$22.96
Expected life (in years)	1.5
Risk-free interest rate	4.8%
Dividend yield	0%
Volatility	40% - 225%
Marketability discount	11% - 32%

Incentive Units granted during the period were estimated using a Monte Carlo Simulation with the following inputs at each of the following grant dates:

	7/1/2024	7/18/2024
Share price	$22.96	$28.45
Expected life (in years)	1.5	2.0
Risk-free interest rate	4.8%	4.4%
Dividend yield	0%	0%
Volatility	40% - 225%	40% - 132%
Marketability discount	11% - 32%	12% - 30%
A summary of Incentive Units activity during the nine months ended September 30, 2024 is shown in the following table:

	Incentive Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023 (1)	9,992	$3,590
Granted	20,620	3,576
Forfeited	(1,011)	3,457

Outstanding at September 30, 2024 (2)	29,601	$5,059

(1)
Prior to the Division, incentive units outstanding at December 31, 2023 were the NDB Incentive Units. The per unit amount reflected is the weighted average fair value per unit as of the measurement date as required for liability accounting.

(2)
The units outstanding as of September 30, 2024 reflect the effects of the Division and only include the Incentive Units. The grant date fair value per unit amount includes the modification date weighted average per unit fair value of $7,959 per unit.

As of September 30, 2024, remaining unrecognized compensation expense for the Incentive Units was $85.0 million and the weighted average remaining vesting period was approximately 2.6 years.
Included in share-based compensation expense during the three and nine months ended September 30, 2024 is the reversal of an immaterial amount of expense related to employee departures. Share-based compensation expense during the three and nine months ended September 30, 2024, includes $1.2 million of additional expense related to accelerated vesting due to an employee departure. There were no accelerations during the three and nine months ended September 30, 2023.
Restricted Share Units
Under the LTIP, participants were granted RSUs which are subject to graded vesting generally ranging from one to three years. The fair value of the awards is based on our stock price on the date of grant with compensation expense recognized on a straight-line basis over the applicable vesting period.

A summary of RSU activity during the nine months ended September 30, 2024 is shown in the following table:

	RSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	—	$—
Granted	768,211	31.23
Forfeited	(23,325)	31.16
Vested	—	—

Outstanding at September 30, 2024	744,886	$31.23

As of September 30, 2024, remaining unrecognized compensation expense for the RSUs was $21.5 million and the weighted average remaining vesting period was approximately 2.7 years.
Included in share-based compensation expense during the three and nine months ended September 30, 2024 is the reversal of an immaterial amount of expense related to employee departures. There were no accelerations of expense during the three and nine months ended September 30, 2024 and 2023.